Derivative Instruments and Hedging Activities Narrative (Details) € in Millions				3 Months Ended	12 Months Ended
	Jan. 03, 2014 USD ($)	Sep. 03, 2013 USD ($)	Jun. 15, 2012 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 18, 2015 CAD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Jun. 30, 2014 CAD	Jan. 03, 2014 CAD	May 03, 2012 USD ($)	Oct. 06, 2010 CAD	Apr. 10, 2007 CAD	Sep. 22, 2005 CAD
Schedule of Trading Securities and Other Trading Assets
Cumulative Fair Value Adjustment Amortized to interest Expense						$ 0
Derivative, Cash Received on Hedge						16,000,000
Notional amount of derivative, not designated as hedging instrument										$ 300,000,000
Fair Value Hedging
Schedule of Trading Securities and Other Trading Assets
Change in unrealized gain (loss) on hedged item in fair value hedge						8,000,000
Net Investment Hedges
Schedule of Trading Securities and Other Trading Assets
Loss from cash flow hedges reclassified from AOCI to earnings						0	$ 0	$ 0
Cash Flow Hedges
Schedule of Trading Securities and Other Trading Assets
Loss from cash flow hedges reclassified from AOCI to earnings						$ 7,100,000	(3,800,000)	5,500,000
Maximum length of time over which forecasted transactions are hedged					3 years	3 years
Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount														$ 1,900,000,000
CAD 400 million 2.25% Notes Due 2018 [Member]
Schedule of Trading Securities and Other Trading Assets
Debt Instrument, Term					3 years	3 years
CAD 400 million 2.25% Notes Due 2018 [Member] | Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount | CAD									CAD 400,000,000
Debt instrument, interest rate percentage									2.25%
CAD 500 million 2.75% Notes Due 2020 [Member]
Schedule of Trading Securities and Other Trading Assets
Debt Instrument, Term					5 years	5 years
CAD 500 million 2.75% Notes Due 2020 [Member] | Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount | CAD									CAD 500,000,000
Debt instrument, interest rate percentage									2.75%
Convertible Senior Unsecured Note Due 2013 €500 Million 0.0% [Member] | Molson Coors Central Europe (MCCE) | Convertible Debt
Schedule of Trading Securities and Other Trading Assets
Business Combination, Consideration Transferred, Liabilities Incurred | €			€ 500
Convertible debt, settlement of conversion feature		$ 14,400,000
$500 million 3.5% notes due 2022 [Member] | Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount														$ 500,000,000
Derivative, Cash Received on Hedge						$ 18,100,000
Liabilities, Fair Value Adjustment				$ 18,100,000		7,300,000
Debt instrument, interest rate percentage														3.50%
$300 million 2.0% notes due 2017 [Member] | Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount														$ 300,000,000
Derivative, Cash Received on Hedge						700,000
Liabilities, Fair Value Adjustment				$ 700,000
Notional amount of derivative, not designated as hedging instrument										$ 300,000,000	€ 265
Debt instrument, interest rate percentage														2.00%
CAD 900 million 5.0% notes due 2015 [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount | CAD																	CAD 900,000,000
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion						4,000,000
CAD 900 million 5.0% notes due 2015 [Member] | Senior Notes [Member]
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount | CAD																	CAD 900,000,000
Debt instrument, interest rate percentage																	5.00%
Interest rate swaps
Schedule of Trading Securities and Other Trading Assets
Notional amount of derivative, not designated as hedging instrument							500,000,000
Interest rate swaps | Interest expense, net | Fair Value Hedging
Schedule of Trading Securities and Other Trading Assets
Change in unrealized gain (loss) on hedged item in fair value hedge						8,000,000	10,800,000
Interest rate swaps | Interest expense, net | Cash Flow Hedges
Schedule of Trading Securities and Other Trading Assets
Loss from cash flow hedges reclassified from AOCI to earnings						(2,000,000)	$ (1,500,000)	(1,600,000)
Forward Starting Interest Rate Swap [Member]
Schedule of Trading Securities and Other Trading Assets
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion					CAD 39,200,000	$ 29,500,000
Notional amount of derivative, not designated as hedging instrument | CAD												CAD 600,000,000
Cross currency swaps | Net Investment Hedges
Schedule of Trading Securities and Other Trading Assets
Derivative Liability Outstanding Amount Exstinguished								$ 113,900,000								CAD 361,000,000
Cross currency swaps | Cash Flow Hedges
Schedule of Trading Securities and Other Trading Assets
Notional amount of derivative, not designated as hedging instrument | CAD													CAD 241,000,000
Payment to settle derivative instrument	$ 65,200,000
ERROR in label resolution.
Schedule of Trading Securities and Other Trading Assets
Maximum term, commodity swap contract hedge					60 months	60 months
ERROR in label resolution.
Schedule of Trading Securities and Other Trading Assets
Maximum term, commodity swap contract hedge					48 months	48 months
ERROR in label resolution.
Schedule of Trading Securities and Other Trading Assets
Maximum term, commodity swap contract hedge					60 months	60 months
ERROR in label resolution.
Schedule of Trading Securities and Other Trading Assets
Maximum term, commodity swap contract hedge					60 months	60 months
ERROR in label resolution.
Schedule of Trading Securities and Other Trading Assets
Debt instrument, face amount | CAD															CAD 500,000,000
Diesel [Member]
Schedule of Trading Securities and Other Trading Assets
Maximum term, commodity swap contract hedge					24 months	24 months